Pension and Other Benefit Programs (Assumed Health Care Cost Trend) (Details) - U.S. Operations $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.60%
Assumed Health Care Cost Trend Rate
Effect of post-retirement benefit obligation, Increase	$ 29
Effect of post-retirement benefit obligation, Decrease	(24)
Effect on total of service and interest cost components, Increase	1
Effect on total of service and interest cost components, Decrease	$ (1)